Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2014
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying consolidated financial statements have been prepared in conformity with US GAAP. The basis of accounting differs from that used in the statutory accounts of the Company, which are prepared in accordance with the accounting principles of the PRC (“PRC GAAP”). The Company’s functional currency is the Chinese Renminbi (“RMB”); however the accompanying consolidated financial statements have been translated and presented in United States Dollars (“USD”). All significant intercompany transactions and balances have been eliminated.

As reflected in the accompanying financial statements, the Company has accumulated deficit of $3,197,042 a working capital deficit and cash outflow from operating activities of $7,731,054 and $139,648 at December 31, 2014. This raises substantial doubt about its ability to continue as a going concern. The ability of the Company to continue as a going concern is dependent on the Company’s ability to raise additional capital and implement its business plan. The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern. Management intends to provide the Company with additional loans as needed and is seeking a merger target to implement its strategic plans. Management feels these actions provide the opportunity for the Company to continue as a going concern.

Use of Estimates

Use of Estimates

The preparation of the unaudited financial statements in conformity with accounting principles generally accepted in the U.S. requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues, expenses, and the related disclosures at the date of the financial statements and during the reporting period. Actual results could materially differ from these estimates. Significant estimates for the years ended December 31, 2014, 2013, and 2012 include the allowance for doubtful accounts, the allowance for obsolete inventory, the useful life of property and equipment and intangible assets, assumptions used in assessing impairment of long-term assets and valuation of deferred tax assets, and accruals for taxes due.

Principles of Consolidation

Principles of Consolidation

Pursuant to US GAAP, Anpulo Laifeng is the VIE of the Company and the Company is the primary beneficiary of the VIE. Accordingly, the VIE has been consolidated in the Company’s financial statements.

Based on various VIE agreements, the Company is able to exercise control over the VIE, and obtain the financial interests such as the periodic income of the VIE through the EMA, PEA, and OA and to acquire the net assets of VIE through purchase of their equities at essentially no cost. The Company therefore concluded that its interest in the VIE is not a non-controlling interest and therefore is not classified as such. Based on the Exclusive Agreements the amount of controlling interest of the Anpulo Laifeng shareholders, who are holding shares of the VIE for the Company, is zero. They exercise no controls over the VIE and no financial interests of ownership are due to them either for periodic income or the net assets.

Cash and Cash Equivalents

Cash and Cash Equivalents

For purposes of the statements of cash flows, the Company considers all highly liquid instruments purchased with a maturity of three months or less and money market accounts to be cash equivalents. The Company maintains cash and cash equivalents with various financial institutions mainly in the PRC and the U.S. As of December 31, 2014 and 2013, balances in banks in the PRC of $740,532 and $667,024, respectively, are uninsured.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company adopted the guidance of ASC Topic 820 for fair value measurements which clarifies the definition of fair value, prescribes methods for measuring fair value, and establishes a fair value hierarchy to classify the inputs used in measuring fair value as follows:

Level 1-Inputs are unadjusted quoted prices in active markets for identical assets or liabilities available at the measurement date.

Level 2-Inputs are unadjusted quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs derived from or corroborated by observable market data.

Level 3-Inputs are unobservable inputs which reflect the reporting entity’s own assumptions on what assumptions the market participants would use in pricing the asset or liability based on the best available information.

The following tables present information about investment held for trading measured at fair value on a nonrecurring basis as of December 31, 2014 and 2013:

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at December 31, 2014	Gain (Loss)
Investment in gold held for trading	$22,755	$-	$-	$22,755	$(10,001)

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at December 31, 2013	Gain (Loss)
Investment in gold held for trading	$32,914	$-	$-	$32,914	$-

The Company conducted an impairment assessment on the investment held for trading based on the guidelines established in FASB ASC Topic 360 to determine the estimated fair market value of the investment as of December 31, 2014 and 2013. Upon completion of its 2014 impairment analysis, the Company determined that the carrying value exceeded the fair market value on the investment which is held for sale. The Company recorded impairment charge of $10,001 and $0 at December 31, 2014 and 2013.

The carrying amounts reported in the balance sheets for cash and cash equivalents, accounts receivable, inventories, advances to suppliers, prepaid expenses and other, short-term loans, accounts payable, accrued expenses, advances from customers, VAT and service taxes payable and income taxes payable approximate their fair market value based on the short-term maturity of these instruments.

ASC Topic 825-10 “Financial Instruments” allows entities to voluntarily choose to measure certain financial assets and liabilities at fair value (fair value option). The fair value option may be elected on an instrument-by-instrument basis and is irrevocable, unless a new election date occurs. If the fair value option is elected for an instrument, unrealized gains and losses for that instrument should be reported in earnings at each subsequent reporting date. The Company did not elect to apply the fair value option to any outstanding instruments.

Accounts Receivable

Accounts Receivable

Accounts receivable are presented net of an allowance for doubtful accounts. The Company maintains allowances for doubtful accounts for estimated losses. The Company reviews the accounts receivable on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances. In evaluating the collectability of individual receivable balances, the Company considers many factors, including the age of the balance, a customer’s historical payment history, its current credit-worthiness and current economic trends. Accounts are written off after exhaustive efforts at collection. At December 31, 2014 and 2013, the Company has established, based on a review of its outstanding balances, an allowance for doubtful accounts in the amounts of $132,301 and $58,367, respectively.

Investment in Gold - Held for Trading

Investment in Gold – Held for Trading

Marketable investment instruments are generally designated as investment held for trading. Investments held for trading are measured at fair value, whereby gains and losses resulting from changes in fair value are recognized to profit or loss. The Company holds investments in gold for trading purposes. As of December 31, 2014 and 2013 the Company holds investment for trading of $22,755 and $32,914, respectively. The Company reported losses of $10,001, $0, and $0 resulting from changes in fair value during the years of 2014, 2013, and 2012.

Inventories

Inventories

Inventories, consisting of raw materials, work in process and finished goods related to the Company’s products are stated at the lower of cost or market utilizing the weighted average method. An allowance is established when management determines that certain inventories may not be saleable. If inventory costs exceed expected market value due to obsolescence or quantities in excess of expected demand, the Company will record reserves for the difference between the cost and the market value. These reserves are recorded based on estimates. The Company did not record inventory reserve at December 31, 2014 and 2013.

Advances to Suppliers

Advances to Suppliers

Advances to suppliers represent the cash paid in advance for the purchase of raw material from suppliers. The advance payments are intended to ensure preferential pricing and delivery. The amounts advanced under such arrangements totaled $278,257 and $255,879 as of December 31, 2014 and 2013, respectively.

Other Current Assets

Other Current Assets

Other current assets represent the cash held in personal bank accounts. Most of the Company’s business activities are with peasant farmers and of necessity such transactions are carried out in cash. Corporate bank accounts in the PRC generally have cumbersome procedures for cash deposits and withdrawals. However, such cumbersome procedures are not applicable to personal bank accounts. For this reason, many companies that deal with a significant volume of cash activities often arrange to have a personal bank account established in the name of a trusted employee to facilitate such transactions. The Company’s rights to its funds held in such account are documented through a formal agreement with the individual nominally listed as the account owner. Since 2005, the Company kept a certain amount of cash in personal bank accounts established in the names of its cashiers, accountants, and Chief Executive Officer for the purpose of cash maintenance and management. The Company’s cashier, accountants, and Chief Executive Officer were maintaining and managing cash of $1,030,666 and $729,355 on behalf of the Company as of December 31, 2014 and 2013.

Plant and Equipment

Plant and Equipment

Plant and equipment are carried at cost and are depreciated on a straight-line basis over the estimated useful lives of the assets. The cost of repairs and maintenance is expensed as incurred; major replacements and improvements are capitalized. When assets are retired or disposed of, the cost and accumulated depreciation are removed from the accounts, and any resulting gains or losses are included in income in the year of disposition. The Company examines the possibility of decreases in the value of fixed assets when events or changes in circumstances reflect the fact that their recorded value may not be recoverable.

Included in property and equipment is construction-in-progress which consisted of factory improvements and machinery pending installation and includes the costs of construction, machinery and equipment, and any interest charges arising from borrowings used to finance these assets during the period of construction or installation of the assets. No provision for depreciation is made on construction-in-progress until such time as the relevant assets are completed and ready for their intended use.

Estimated useful lives of the Company’s assets are as follows:

Useful Life
Buildings	20 years
Vehicles	5 ~ 8 years
Office equipment	5 years
Operating equipment	4 ~ 10 years

Impairment of Long-lived Assets

Impairment of Long-lived Assets

In accordance with ASC Topic 360, the Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be fully recoverable, or at least annually. The Company recognizes an impairment loss when the sum of expected undiscounted future cash flows is less than the carrying amount of the asset. The amount of impairment is measured as the difference between the asset’s estimated fair value and its book value. The Company did not record any impairment charge for the years ended December 31, 2014, 2013, and 2012.

Advances from Customers

Advances from Customers

Advances from customers at December 31, 2014 and 2013 amounted to $36,959 and $59,784, respectively, and consist of prepayments from customers for merchandise that had not yet been shipped. The Company will recognize the deposits as revenue as customers take delivery of the goods and title to the assets is transferred to customers in accordance with the Company’s revenue recognition policy.

Revenue Recognition

Revenue Recognition

Pursuant to the guidance of ASC Topic 605 and ASC Topic 360, the Company recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the purchase price is fixed or determinable and collectability is reasonably assured. The Company recognizes revenues from the sale of its pork products upon shipment and transfer of title.

Income Taxes

Income Taxes

The Company is governed by the Income Tax Law of the PRC and the U.S. Internal Revenue Code of 1986, as amended. The Company accounts for income taxes using the liability method prescribed by ASC Topic 740, “Income Taxes.” Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized as income or loss in the period that includes the enactment date.

The Company applied the provisions of ASC 740-10-50, “Accounting for Uncertainty in Income Taxes,” which provides clarification related to the process associated with accounting for uncertain tax positions recognized in our financial statements. Audit periods remain open for review until the statute of limitations has passed. The completion of review or the expiration of the statute of limitations for a given audit period could result in an adjustment to the Company’s liability for income taxes. Any such adjustment could be material to the Company’s results of operations for any given quarterly or annual period based, in part, upon the results of operations for the given period. As of December 31, 2014 and 2013, the Company had no uncertain tax positions, and will continue to evaluate for uncertain positions in the future.

Shipping and Handling Costs	Shipping and Handling Costs Shipping costs are included in selling expenses and totaled $264,168, $264,483, and $205,004 for the years ended December 31, 2014, 2013, and 2012, respectively.
Employee Benefits

Employee Benefits

The Company’s operations and employees are all located in the PRC. The Company makes mandatory contributions to the PRC government’s health, retirement benefit and unemployment funds in accordance with the relevant Chinese social security laws. The costs of these payments are charged to the same accounts as the related salary costs in the same period as the related salary costs. Employee benefit costs totaled $243,493, $109,460, and $84,709 for the years ended December 31, 2014, 2013, and 2012, respectively.

Advertising Costs

Advertising Costs

Advertising is expensed as incurred and is included in selling, general and administrative expenses on the accompanying statements of income and comprehensive income and totaled $196,412, $127,911, and 125,272 for the years ended December 31, 2014, 2013, and 2012, respectively.

Foreign Currency Translation

Foreign Currency Translation

The reporting currency of the Company is the U.S. dollar. The functional currency of the Company is the Chinese Renminbi (“RMB”). Results of operations and cash flows are translated at average exchange rates during the period, assets and liabilities are translated at the unified exchange rate at the end of the period, and equity is translated at historical exchange rates. As a result, amounts relating to assets and liabilities reported on the statements of cash flows may not necessarily agree with the changes in the corresponding balances on the balance sheets. Translation adjustments resulting from the process of translating the local currency financial statements into U.S. dollars are included in determining comprehensive income. The cumulative translation adjustment and effect of exchange rate changes on cash for the years ended December 31, 2014, 2013, and 2012 was $6,756, $16,042, and $3,030, respectively. Transactions denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing on the transaction dates. Assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing at the balance sheet date with any transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in the results of operations as incurred.

All of the Company’s revenue transactions are transacted in the functional currency. The Company does not enter into any material transaction in foreign currencies. Transaction gains or losses have not had, and are not expected to have, a material effect on the results of operations of the Company.

Asset and liability accounts at December 31, 2014 and 2013 were translated at 6.1385 RMB to $1.00 and at 6.1104 RMB to $1.00, respectively, which were the exchange rates on the balance sheet dates. Equity accounts were stated at their historical rate. The average translation rates applied to the statements of income for the years ended December 31, 2014, 2013, and 2012 were 6.1432 RMB, 6.1905 RMB, and 6.3034 RMB to $1.00, respectively. Cash flows from the Company’s operations are calculated based upon the local currencies using the average translation rate. As a result, amounts related to assets and liabilities reported on the statements of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheets.

Related Parties

Related Parties

Parties are considered to be related to the Company if the parties, directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. The Company discloses all related party transactions. All transactions are recorded at fair value of the goods or services exchanged.

Share Exchange by Officer, Director and Principal Stockholder

On October 30, 2013, we acquired all of the outstanding shares of Anpulo HK in exchange for the issuance by us of an aggregate of 122,900,000 restricted shares of our common shares to the shareholders of Anpulo HK, among which, our President, Chief Executive Officer and Chairman of the Board exchanged his 859 shares of Anpulo HK with 85,900,000 common shares of our Company. The last private sale price for the common stock of Anpulo HK in the shares-for-debt transaction was $20,000 per share and following the share exchange, the last effective private sale price for the registrant’s ordinary share was $0.20 per ordinary share. Based on the foregoing, the total approximate dollar value of the amount involved in the reverse acquisition transaction is $24,580,000.

Personal Loans from Officer, Director and Principal Stockholder

During 2014, we obtained an aggregate financial supports of approximately $5,937,000 from Mr. Wenping Luo, the principal stockholder and President and Chief Executive Officer and a director of the Company, for the Company’s working capital purpose. We had repaid approximately $5,275,000 during the year and at December 31, 2014 we had a payable of $661,820 to Mr. Wenping Luo. These loans were due upon demand and no interest was charged.

During 2014, we had Ms. Jinfeng Hu, who is Mr. Wenping Luo’s wife, paid approximately $80,579 on behalf of the Company to one of our suppliers. This amount due to Ms. Jinfeng Hu was not repaid at December 31, 2014. The loan was due upon demand and no interest was charged.

During 2013, TAIJ Capital Limited, an entity associated with Wenping Luo, the Company’s sole shareholder, sole officer and sole director, advanced $28,803 to the Company to pay accounting, legal, and other expenses of the Company. Such advance is non-interest bearing and due on demand.

On July 30, 2013, the Company issued 90,000,000 shares of preferred stock at a price of $0.001 per share to Mr. Wenping Luo, the Company’s sole shareholder, sole officer and sole director, for $90,000. The Company used $64,662 of the $90,000 proceeds to pay off loans from two related parties.

Personal Loans to Officer, Director and Principal Stockholder

During 2013, we loaned an aggregate of approximately $5,791,010 to Wenping Luo, the principal stockholder and President and Chief Executive Officer and a director of the Company, for his personal use. These loans have been collected by July 2013 and the amount due from Mr. Luo to the Company at December 31, 2013 was $0. These loans were due upon demand and no interest was charged.

During 2012 and 2011, we loaned an aggregate of approximately $1.2 million and $2.2 million to Wenping Luo, the principal stockholder and President and Chief Executive Officer and a director of the Company, for his personal use. The amount due from Mr. Luo to the Company at December 31, 2012 and 2011 was $3,791,804 and $2,619,935, respectively.  The amount of $3,791,804 due at December 31, 2012 not only included the amounts loaned in 2012 and 2011 but also included the unpaid ending balance of the amounts due at December 31, 2010 of $370,202. These loans were due upon demand and no interest was charged. The full amount due from Mr. Luo of $3,791,804 had been collected during the first six months of 2013.

The above loans would be in violation of the Sarbanes-Oxley Act of 2002, including Section 402’s prohibition against personal loans to directors and executive officers, either directly or indirectly, had they occurred after Anpulo Laifeng became a variable interest entity of our Company. Management is aware of the ramifications, and has committed to avoiding it by implementing controls that will prevent this type of violation from happening in the future. Please see “Policies and Procedures for Review, Approval or Ratification of Transactions with Related Persons.”

Sales to Related Parties

In 2014, the Company made sales of pork products to each of Laifeng Anpulo Yunxing Transportation Co., Ltd., Laifeng Fangchi Hotel, Linhao Tuweicai Restaurant, and Wuhan Shanqing Meiyao Trading Co., Ltd. The major shareholder of Laifeng Anpulo Yunxing Transportation Co., Ltd. and Laifeng Fangchi Hotel is Wenping Luo, the principal stockholder and President and Chief Executive Officer and a director of the Company. The major shareholders of Linhao Tuweicai Restaurant and Wuhan ShanqingMeiyao Trading Co., Ltd. are Wenping Luo’s relatives. As of December 31, 2014, the Company had receivables from these four companies as set forth below:

●	$16,366 from Laifeng Anpulo Yunxing Transportation Co., Ltd., whose major shareholder is the same with Anpulo Laifeng. Such amount was generated from regular pork sales.

●	$166,697 from Laifeng Fangchi Hotel, whose major shareholder is the same with the Company. Such amount was generated from regular pork sales.

●	$18,939 from Wuhan ShanqingMeiyao Trading Co., Ltd., whose major shareholder is the relative of the Company’s CEO. Such amount was generated from regular pork sales.

●	$39,734 from Linhao Tuweicai Restaurant, whose major shareholder is the relative of the Company’s CEO. Such amount was generated from regular pork sales.

On November 18, 2012, the Company entered into a cooperation agreement with the government of Laifeng County to build and operate a high end hotel. As of April 20, 2014 (disposal date) and December 31, 2013, the Company had invested $2,761,893 (or RMB 17 million) and $2,142,989 in the hotel construction and may need additional $2.95 million capital to complete this construction. On April 20, 2014, the Company assigned and transferred all of its rights and obligations under the cooperation agreement to Laifeng Fengming Manor Hotel Management Co., Ltd. (“Fengming”) for approximately $2.7 million or RMB 17 million. No gain or loss was recognized from this transaction. Fengming is owned by Mr. Junyi Luo, Mr. Wenping Luo’s son. Mr. Wenping Luo does neither have any direct or indirect investment in Fengming nor hold any management position in Fengming. The Company had collected RMB 12 million or $1,953,379 from Fengming on May 2014. The remaining balance of $848,924 is scheduled to be collected before April 30, 2015.

As of December 31, 2013, the Company also had receivables from the following persons:

●	$3,014 from Laifeng Anpulo Yunxing Transportation Co., Ltd., whose major shareholder is the same with Anpulo Laifeng. Such amount was generated from regular pork sales.

●	$99,724 from Fangchi Hotel, whose major shareholder is the same with the Company. Such amount was generated from regular pork sales.

●	$49,633 from Paotang Restaurant, whose major shareholder is the same with the Company. Such amount was generated from regular pork sales.

Accumulated Other Comprehensive Income

Accumulated Other Comprehensive Income

Comprehensive income is comprised of net income and all changes to the statements of stockholders’ equity, except those due to investments by stockholders, changes in paid-in capital and distributions to stockholders. For the Company, comprehensive income for the years ended December 31, 2014, 2013, and 2012 included net income and unrealized gains from foreign currency translation adjustments.

Segment Information

Segment Information

The Company follows FASB ASC 280-Segment Reporting, which requires that companies disclose segment data based on how management makes decision about allocating resources to segments and evaluating their performance. The Company’s management has determined that as of December 31, 2014 and 2013 their operations are in one segment, that of pork retailing business.

Contingencies

Contingencies

Certain conditions may exist as of the date the financial statements are issued, which may result in a loss to the Company but which will only be resolved when one or more future events occur or fail to occur. The Company’s management and legal counsel assess such contingent liabilities, and such assessments inherently involve an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Company or unasserted claims that may result in such proceedings, the Company’s legal counsel evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought.

If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability would be accrued in the Company’s financial statements. If the assessment indicates that a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material would be disclosed.

Loss contingencies considered to be remote by management are generally not disclosed unless they involve guarantees, in which case the guarantee would be disclosed.

Restrictions of Transfer of Assets Out of the PRC

Restrictions of Transfer of Assets Out of the PRC

Dividend payments by Laifeng Anpulo are limited by certain statutory regulations in the PRC. No dividends may be paid by Laifeng Anpulo without first receiving prior approval from the Foreign Currency Exchange Management Bureau. Dividend payments are restricted to 90% of profits, after tax.

Control by Principal Stockholders

Control by Principal Stockholders

Our directors and executive officers and their affiliates or related parties own, beneficially and in the aggregate, the majority of the voting power of the outstanding shares of our common stock. Accordingly, if our directors and executive officers and their affiliates or related parties vote their shares uniformly, they would have the ability to control the approval of most corporate actions, including increasing our authorized capital stock and the dissolution or merger of our company or the sale of our assets.

Concentrations of Credit Risks

Concentrations of Credit Risks

The Company’s operations are carried out in the PRC. Accordingly, the Company’s business, financial condition and results of operations may be influenced by the political, economic and legal environment in the PRC, and by the general state of the PRC’s economy. The Company’s operations in the PRC are subject to specific considerations and significant risks not typically associated with companies in North America. The Company’s results may be adversely affected by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of cash and trade accounts receivable. Substantially all of the Company’s cash is maintained with state-owned banks within the PRC, and none of these deposits are covered by insurance. The Company has not experienced any losses in such accounts and believes it is not exposed to any risks on its cash in bank accounts. A significant portion of the Company’s sales are credit sales which are primarily to customers whose ability to pay is dependent upon the industry economics prevailing in these areas; however, concentrations of credit risk with respect to trade accounts receivables is limited due to generally short payment terms. The Company also performs ongoing credit evaluations of its customers to help further reduce credit risk.

At December 31, 2014 and 2013, the Company’s cash balances by geographic area were as follows:

	December 31,
	2014		2013
Country:
United States	$-	-	$-	-
China	740,532	100%	667,024	100%
Total cash and cash equivalents	$740,532	100%	$667,024	100%

Recent Accounting Pronouncement

Recent Accounting Pronouncement

In November 2014, the FASB issued ASU 2014-17, "Business Combinations (Topic 805): Pushdown Accounting (a consensus of the FASB Emerging Issues Task Force)." ASU 2014-17 provides an acquired entity with an option to apply pushdown accounting in its separate financial statements upon occurrence of an event in which an acquirer obtains control of the acquired entity. An acquired entity may elect the option to apply pushdown accounting in the reporting period in which the change-in-control event occurs. This new standard is effective on November 18, 2014. Early application is prohibited. After the effective date, an acquired entity can make an election to apply the guidance to future change-in-control events or to its most recent change-in-control event. However, if the financial statements for the period in which the most recent change-in-control event occurred already have been issued or made available to be issued, the application of this guidance would be a change in accounting principle. The Company has adopted this new guidance and there's no impact on its consolidated financial statements.

In August 2014, the FASB issued ASU 2014-15, "Presentation of Financial Statements - Going Concern, which requires management to evaluate whether there is substantial doubt about an entity’s ability to continue as a going concern and provide related footnote disclosures." ASU 2014-15 is effective for annual and interim reporting periods beginning on or after December 15, 2016. Early adoption is permitted for financial statements that have not been previously issued. The standard allows for either a full retrospective or modified retrospective transition method. We are currently evaluating the impact on the Company’s consolidated financial statements upon adoption.

In June 2014, the FASB issued ASU 2014-12, "Accounting for Stock-based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved after the Requisite Service Period." ASU 2014-12 requires that a performance target that affects vesting and could be achieved after the requisite service period be treated as a performance condition. This new guidance is effective for fiscal years and interim periods within those years beginning after December 15, 2015. Early adoption is permitted. This standard is not expected to have any impact on current disclosures in the consolidated financial statements.

In May 2014, the Financial Accounting Standards Board issued updated guidance related to revenue recognition which affects any entity that either enters into contracts with customers to transfer goods or services or enters into contracts for the transfer of nonfinancial assets unless those contracts are within the scope of other standards. The guidance requires that an entity recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The guidance is effective for us starting on January 1, 2017. We are currently evaluating the impact this guidance will have on our consolidated financial position, results of operations and cash flows.

In April 2014, the Financial Accounting Standards Board (the “FASB”) issued an accounting standard that raises the threshold for disposals to qualify as discontinued operations and requires new disclosures of both discontinued operations and certain other disposals that do not meet the definition of a discontinued operation. The standard revised the definition of a discontinued operation to cover only asset disposals that are considered to be a strategic shift with a major impact on an entity's operations and finances, such as the disposal of a major geographic area or a significant line of business. Application of the standard, which is to be applied prospectively, is required for fiscal years beginning on or after December 15, 2014, and for interim periods within that year. The Company currently plans to adopt the standard in January 2015.

Other accounting standards that have been issued or proposed by FASB that do not require adoption until a future date are not expected to have a material impact on the financial statements upon adoption. The Company does not discuss recent pronouncements that are not anticipated to have an impact on or are unrelated to its financial condition, results of operations, cash flows or disclosures.